6. Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2017
Trade Accounts Receivable Tables
Schedule of trade account receivables
	2017	2016

Billed services	1,390,616	1,175,091
Unbilled services	610,570	653,333
Network use	367,894	527,179
Sale of goods	661,180	956,056
Other accounts receivable	1,548	2,062
	3,031,808	3,313,721

Allowances for doubtful accounts	(464,745)	(370,452)
	2,567,063	2,943,269

Current portion	(2,540,856)	(2,919,177)
Non-current portion	26,207	24,092

Schedule of changes in the allowance for doubtful accounts
	2017	2016

Opening balance	370,452	351,381
Additions	316,387	266,442
Write-off	(222,094)	(247,371)
Closing balance	464,745	370,452

Schedule of aging of the accounts receivable
	2017	2016

Current	2,028,983	2,378,345
Past due for up to 30 days	271,560	231,024
Past due for up to 60 days	113,584	107,584
Past due for up to 90 days	109,568	135,164
–Past due for more than 90 days	508,113	461,604
	3,031,808	3,313,721